Condensed Consolidated Interim Statement of Profit or Loss and Other Comprehensive Income or Loss (unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Other operating income	$ 80,951	$ 34,298
Research and development	(1,465,898)	(1,963,664)
General and administrative	(1,243,973)	(1,987,972)
Operating loss	(2,628,920)	(3,917,338)
Finance expense	(37,315)	(186,000)
Finance income	1,662,220	513
Share of loss of an associate	(530,997)	(237,007)
Net loss attributable to owners of the Company	(1,535,012)	(4,339,832)
Remeasurements of defined benefit liability, net of taxes of $ 0	262,934	198,277
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of $ 0	(1,600,083)	14,662
Share of other comprehensive income of an associate	66,840	(43,712)
Other comprehensive income/(loss), net of taxes of $ 0	(1,270,309)	169,227
Total comprehensive loss attributable to owners of the Company	$ (2,805,321)	$ (4,170,605)
Basic loss per share (in Dollars per share)	$ (0.31)	$ (2.11)
Diluted loss per share (in Dollars per share)	$ (0.31)	$ (2.11)